Victory Pioneer
Disciplined Value Fund
(Successor to Pioneer Disciplined Value Fund)
Schedule of Investments | May 31, 2025

Schedule of Investments  |  5/31/25
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.8%
	Common Stocks — 99.5% of Net Assets
	Banks — 16.2%
439,642	Bank of America Corp.	$ 19,401,401
759,408	Huntington Bancshares, Inc.	11,869,547
74,046	JPMorgan Chase & Co.	19,548,144
305,518	US Bancorp	13,317,530
	Total Banks	$64,136,622

	Beverages — 2.6%
83,185	Coca-Cola Co.	$ 5,997,638
130,985	Keurig Dr Pepper, Inc.	4,410,265
	Total Beverages	$10,407,903

	Biotechnology — 1.6%
56,146	Gilead Sciences, Inc.	$ 6,180,552
	Total Biotechnology	$6,180,552

	Building Products — 0.7%
12,477(a)	Builders FirstSource, Inc.	$ 1,343,523
29,471	Fortune Brands Innovations, Inc.	1,485,339
	Total Building Products	$2,828,862

	Capital Markets — 8.4%
26,705	Goldman Sachs Group, Inc.	$ 16,035,017
178,686	State Street Corp.	17,203,888
	Total Capital Markets	$33,238,905

	Chemicals — 1.2%
17,555	Air Products and Chemicals, Inc.	$ 4,896,265
	Total Chemicals	$4,896,265

	Communications Equipment — 5.9%
369,370	Cisco Systems, Inc.	$ 23,285,085
	Total Communications Equipment	$23,285,085

	Construction Materials — 3.8%
162,827	CRH Plc	$ 14,843,309
	Total Construction Materials	$14,843,309

	Consumer Staples Distribution & Retail — 3.8%
203,573	Sysco Corp.	$ 14,860,829
	Total Consumer Staples Distribution & Retail	$14,860,829

	Electric Utilities — 2.4%
90,922	American Electric Power Co., Inc.	$ 9,409,518
	Total Electric Utilities	$9,409,518

1Victory Pioneer Disciplined Value Fund | 5/31/25

Shares		Value
	Electrical Equipment — 1.3%
16,853	Rockwell Automation, Inc.	$ 5,317,964
	Total Electrical Equipment	$5,317,964

	Electronic Equipment, Instruments & Components — 2.9%
73,508(a)	Keysight Technologies, Inc.	$ 11,543,696
	Total Electronic Equipment, Instruments & Components	$11,543,696

	Energy Equipment & Services — 0.9%
109,397	TechnipFMC Plc	$ 3,407,717
	Total Energy Equipment & Services	$3,407,717

	Financial Services — 1.3%
72,801(a)	PayPal Holdings, Inc.	$ 5,116,454
	Total Financial Services	$5,116,454

	Ground Transportation — 3.4%
59,882	Union Pacific Corp.	$ 13,273,444
	Total Ground Transportation	$13,273,444

	Health Care Equipment & Supplies — 5.4%
44,955	Becton Dickinson & Co.	$ 7,758,783
59,713(a)	Cooper Cos., Inc.	4,077,204
102,560	Zimmer Biomet Holdings, Inc.	9,452,955
	Total Health Care Equipment & Supplies	$21,288,942

	Health Care Providers & Services — 1.7%
26,397	Labcorp Holdings, Inc.	$ 6,572,061
	Total Health Care Providers & Services	$6,572,061

	Industrial Conglomerates — 3.6%
96,763	3M Co.	$ 14,354,791
	Total Industrial Conglomerates	$14,354,791

	Insurance — 3.6%
115,144	Unum Group	$ 9,408,416
15,483	Willis Towers Watson Plc	4,901,144
	Total Insurance	$14,309,560

	Interactive Media & Services — 2.8%
64,946	Alphabet, Inc., Class A	$ 11,153,826
	Total Interactive Media & Services	$11,153,826

Victory Pioneer Disciplined Value Fund | 5/31/252

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Shares		Value
	IT Services — 2.7%
40,513	International Business Machines Corp.	$ 10,495,298
	Total IT Services	$10,495,298

	Machinery — 2.7%
8,366	Deere & Co.	$ 4,235,371
33,623	Esab Corp.	4,135,293
14,436(a)	Middleby Corp.	2,109,533
	Total Machinery	$10,480,197

	Media — 4.8%
548,869	Comcast Corp., Class A	$ 18,974,401
	Total Media	$18,974,401

	Metals & Mining — 2.7%
266,707	Barrick Mining Corp.	$ 5,110,106
153,262	Teck Resources, Ltd., Class B	5,678,357
	Total Metals & Mining	$10,788,463

	Multi-Utilities — 1.1%
63,925	CMS Energy Corp.	$ 4,489,453
	Total Multi-Utilities	$4,489,453

	Oil, Gas & Consumable Fuels — 2.8%
163,390	EQT Corp.	$ 9,007,691
29,949	Shell Plc (A.D.R.)	1,983,223
	Total Oil, Gas & Consumable Fuels	$10,990,914

	Pharmaceuticals — 6.4%
124,742	Johnson & Johnson	$ 19,361,206
36,287	Zoetis, Inc.	6,119,077
	Total Pharmaceuticals	$25,480,283

	Professional Services — 1.4%
68,326	SS&C Technologies Holdings, Inc.	$ 5,521,424
	Total Professional Services	$5,521,424

	Textiles, Apparel & Luxury Goods — 1.4%
17,484(a)	Lululemon Athletica, Inc.	$ 5,536,658
	Total Textiles, Apparel & Luxury Goods	$5,536,658

	Total Common Stocks (Cost $348,314,937)	$393,183,396

3Victory Pioneer Disciplined Value Fund | 5/31/25

Shares		Value

	SHORT TERM INVESTMENTS — 0.3% of Net Assets
	Open-End Fund — 0.3%
1,195,848(b)	Dreyfus Government Cash Management, Institutional Shares, 4.19%	$ 1,195,848
		$1,195,848

	TOTAL SHORT TERM INVESTMENTS (Cost $1,195,848)	$1,195,848

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.8% (Cost $349,510,785)	$394,379,244
	OTHER ASSETS AND LIABILITIES — 0.2%	$620,299
	net assets — 100.0%	$394,999,543

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at May 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$393,183,396	$—	$—	$393,183,396
Open-End Fund	1,195,848	—	—	1,195,848
Total Investments in Securities	$394,379,244	$—	$—	$394,379,244
During the period ended May 31, 2025, there were no transfers in or out of Level 3.
Victory Pioneer Disciplined Value Fund | 5/31/254